SHARE-BASED PAYMENTS - Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	7,387,370,648	8,242,924,413
Granted during the period (in shares)	242,032,824	77,503,211
Exercised during the period (in shares)	(2,154,248,394)	(692,032,415)
Forfeited during the period (in shares)	0	(241,024,561)
Closing balance (in shares)	5,475,155,078	7,387,370,648
Vested (in shares)	0	0
RSU - Retention
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	2,238,609,915	2,986,456,933
Granted during the period (in shares)	79,870,832	35,468,268
Exercised during the period (in shares)	(916,489,597)	(692,032,415)
Forfeited during the period (in shares)	0	(91,282,871)
Closing balance (in shares)	1,401,991,150	2,238,609,915
Vested (in shares)	0	0
PSU - Performance
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	3,962,270,080	4,009,588,067
Granted during the period (in shares)	162,161,992	42,034,943
Exercised during the period (in shares)	(644,513,471)	0
Forfeited during the period (in shares)	0	(89,352,930)
Closing balance (in shares)	3,479,918,601	3,962,270,080
Vested (in shares)	0	0
MPP BASED RSU - Protection
Disclosure of terms and conditions of share-based payment arrangement [Roll Forward]
Opening balance (in shares)	1,186,490,653	1,246,879,413
Granted during the period (in shares)	0	0
Exercised during the period (in shares)	(593,245,326)	0
Forfeited during the period (in shares)	0	(60,388,760)
Closing balance (in shares)	593,245,327	1,186,490,653
Vested (in shares)	0	0